Advances due to and from Founders and Transactions with Zeppelin Worldwide LLC	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Advances due to and from Founders and Transactions with Zeppelin Worldwide LLC
Advances due to and from Founders and Transactions with Zeppelin Worldwide LLC

3. Advances due to and from Founders and Transactions with Zeppelin Worldwide LLC

In 2020, Victor Huang and Derek Xu, the Founders, officers and directors of the Company, borrowed $3,000,000 (“shareholder advances”) from Airship. As of December 31, 2022 the Company was owed $1,100,000 by the Founders. Due to the lack of certainty over the payment of interest, the Company will record when received. Due to the uncertainty of the timing of payment, the advances will be treated as a long-term asset. The shareholders advances bear interest at 5% and during the nine months ended September 30, 2023 and 2022 no interest was paid. On February 28, 2023, the Founders transferred their interest in Zeppelin to the Company and the $1,100,000 owed by the Founders to the Company was eliminated.

As of December 31, 2022, Zeppelin had received from the Company $1,095,000 in cash advances to fund operations which commenced in 2021. These advances between the companies are eliminated in the consolidated balance sheet. As of December 31, 2022 Zeppelin owes the Founders $1,100,000 for funds they have provided for the commencement of operations in 2021. The balance was not expected to be paid in the next year and was treated as long term liabilities. On February 28, 2023 in connection with the transfer of the Zeppelin ownership from the shareholders to the Company, the $1,100,000 Payable to the founders was eliminated.

As of December 31, 2022, Zeppelin had approximately $73,000 in assets which is primarily cash, and accrued liabilities of approximately $60,000. As of December 31, 2022, the Zeppelin liability to the Company and shareholders for advances total $2,254,000. Zeppelin advances from the Company at December 31, 2022 totaling approximately $1,150,000 are eliminated in consolidation. As of December 31, 2022 the Zeppelin stockholder’s deficit totaled approximately $2,181,000.

During the year ended December 31, 2022, Mr. Huang and Mr. Xu advanced Airship AI $1,900,000 and were repaid $1,300,000, with $600,000 recorded as advances from founders as of December 31, 2022. In the nine months ended September 30, 2023, Mr. Huang and Mr. Xu advanced Airship AI $1,350,000 and were repaid $200,000, with $1,750,000 recorded as advances from founders as of September 30, 2023. The advances are noninterest bearing and the Company expects to pay the balance off within a one year period.

Mr. Huang and Mr. Xu originally owned all the Zeppelin membership units. When Zeppelin started, their intent was exploring the technology in-development and determine value for external customers by providing cloud based back-end products. After a period of time for Zeppelin’s development it became apparent these efforts would be of value and accretive to the Company. In 2022, the Company began utilizing Zeppelin’s research and development personnel to develop the Company’s products. On February 28, 2023, the Founders transferred their interest in Zeppelin to the Company.

3. Advances due to and from Founder’s and Transactions with Zeppelin Worldwide LLC

In 2020, Victor Huang and Derek Xu, the Founders, officers and directors of the Company, borrowed $3,000,000 (“shareholder advances”) from Airship. As of December 31, 2022 and 2021, the Company was owed $1,100,000 by the Founders. Due to the lack of certainty over the payment of interest, the Company will record when received. Due to the uncertainty of the timing of payment, the advances will be treated as a long-term asset. The shareholders advances bear interest at 5% and during 2022 and 2021 no interest was paid. On February 28, 2023, the Founders transferred their interest in Zeppelin Worldwide, LLC and its subsidiary, Zeppelin Taiwan, Ltd., to the Company.

During the years ended December 31, 2022 and 2021, Zeppelin received from the Company an additional $1,095,000 and $590,000 in cash advances to fund operations which commenced in 2021. These advances between the companies are eliminated in the consolidated balance sheet. As of December 31, 2022 and 2021, Zeppelin owes the Founders $1,100,000 for funds they have provided for the commencement of operations in 2021. These balances are not expected to be paid in the next year and are treated as long term liabilities.

As of December 31, 2022 and 2021, Zeppelin had approximately $73,000 and $380,000, respectively in assets which is primarily cash. As of December 31, 2022 and 2021, Zeppelin had accrued liabilities of approximately $60,000 and $197,000, respectively. As of December 31, 2022 and 2021, the Zeppelin liability to the Company and shareholders for advances of $2,254,000 and $1,100,000, respectively. Zeppelin advances from the Company at December 31, 2022 totaling approximately $1,150,000 are eliminated in consolidation. As of December 31, 2022 and 2021, the Zeppelin stockholder’s deficit of approximately $2,181,000 and $917,000, respectively for research and development expenses incurred during 2022 and 2021.

During 2022, the Founders advanced additional non interesting bearing funds to help fund operational cash flows. As of December 31, 2022, the Advances to Founders balance owed is $600,000 and it is expected to be paid within the next year.

Mr. Huang and Mr. Xu owned all the Zeppelin membership units. When Zeppelin started, their intent was exploring the technology in-development and determine value for external customers by providing cloud based back-end products. After a period of time for Zeppelin’s development it became apparent these efforts would be of value and accretive to the Company. In 2022, the Company began utilizing Zeppelin’s research and development personnel to develop the Company’s products. On February 28, 2023, the Founders transferred its interest in Zeppelin Worldwide, LLC and its subsidiary, Zeppelin Taiwan, Ltd., to the Company.